Non-controlling interest	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Non-controlling interest
Non-controlling interest

In 2013 the Company entered into a sale and leaseback arrangement for West Linus with Ship Finance, who incorporated subsidiary company for the sole purpose of owning and leasing the rig. The Company has recognized this subsidiary company as a VIE and concluded that North Atlantic Drilling is their primary beneficiary. Accordingly, this subsidiary company is included in the Company`s consolidated accounts, with the Ship Finance equity in this company included in non-controlling interest.

Changes in non-controlling interest in 2013, 2012 and 2011 are as follows;

(In millions of U.S. dollars)	Ship Finance	Total
December 31, 2012	—	—
Changes in 2013	(2.3)	(2.3)
2013 net (loss)/income	—	—
December 31, 2013	(2.3)	(2.3)